UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07109
Morgan Stanley Insured Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Securities
Portfolio of Investments January 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (98.9%)
	Alaska (1.3%)
$1,350	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (AMBAC Insd)	5.25%	12/01/26	$1,146,650

	Arizona (2.3%)
210	Arizona, Ser 2008 A (COPs) (FSA Insd)	5.00	09/01/26	212,638
300	Arizona, Ser 2008 A (COPs) (FSA Insd)	5.00	09/01/27	301,728
1,500	Phoenix Civic Improvement Corporation, Sr Lien Airport Ser 2002 B (AMT) (FGIC Insd)	5.75	07/01/18	1,520,790

				2,035,156

	California (19.2%)
465	Alameda County Joint Powers Authority, Ser 2008 (FSA Insd)	5.00	12/01/24	479,098
375	Beverly Hills Unified School District Ser 2009 (WI) (b)	0.00	08/01/26	139,984
725	Beverly Hills Unified School District Ser 2009 (WI) (b)	0.00	08/01/31	188,776
1,000	California, Ser 2007 (MBIA Insd)	4.25	08/01/33	787,610
190	Clovis Unified School District 2004 Ser A (b)	0.00	08/01/29	56,675
970	El Segundo Unified School District 2008 Ser A (WI)	0.00	08/01/31	232,984
1,605	Fontana California Unified School District, Ser 2006 B (FSA Insd) (b)	0.00	08/01/29	491,114
2,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	1,593,640
2,000	Huntington Beach Union High School District, Ser 2004 (FSA Insd)	5.00	08/01/26	2,016,260
1,000	Los Angeles Department of Water & Power, Water 2004 Ser C (MBIA Insd)	5.00	07/01/25	1,018,000
1,425	Roseville Joint Union High School District, Election Ser 2004 C (FSA Insd) (b)	0.00	08/01/26	551,489
1,000	Sacramento County Sanitation District’s Financing Authority, Ser 2006 (FGIC Insd)	5.00	12/01/28	988,770
1,000	San Francisco City & County, City Buildings Ser 2007 A (COPs) (FGIC Insd)	4.50	09/01/37	834,110
1,600	San Jose-Evergreen Community College District, Election Ser 2004 B (FSA Insd) (b)	0.00	09/01/30	450,816
3,500	Southern California Public Power Authority, Mangolia Power Ser A 2003 (AMBAC Insd)	5.00	07/01/21	3,617,460
2,000	University of California, Ser 2007-J (FSA Insd)	4.50	05/15/31	1,761,080
2,000	University of California, Ser 2007-J (FSA Insd)	4.50	05/15/35	1,726,020

				16,933,886

	Colorado (4.5%)
1,200	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	965,004
3,000	Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (AMBAC Insd)	6.00	11/15/18	3,050,010

				4,015,014

	Connecticut (0.5%)
475	Connecticut Health & Educational Facilities Authority, Quinnipiac University Issue Ser 2007 K-2 (MBIA Insd)	5.00	07/01/25	479,959

	District of Columbia (3.9%)
2,000	District of Columbia, National Academy of Sciences Ser 1999 A (AMBAC Insd)	5.00	01/01/19	2,043,560
425	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008A (AGC Insd)	5.00	10/01/28	422,867
1,000	Metropolitan Washington Airports Authority, District of Columbia & Virginia, Ser 2004 C-1 (AMT) (FSA Insd) (e)	5.00	10/01/20	963,700

				3,430,127

	Florida (9.0%)
2,000	Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd)	5.00	04/01/31	1,897,160
4,000	Broward County School Board, Ser 2001 A (COPs) (FSA Insd)	5.00	07/01/26	3,922,360
485	Florida St Mid-Bay Bridge Authority, Refg Ser 2008A (AGC Insd)	5.00	10/01/27	479,170
1,700	Jacksonville, Excise Tax Refg Ser 2002 (AMT) (MBIA Insd)	5.25	10/01/20	1,632,782

				7,931,472

	Hawaii (4.9%)
3,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co
	Inc Refg Ser 2003 B (AMT) (XLCA Insd)	5.00	12/01/22	2,318,640
2,000	Honolulu City & County, Ser 2003 A (MBIA Insd) (a)	5.25	03/01/26	2,027,760

				4,346,400

	Idaho (1.0%)
790	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25	07/15/25	838,032

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Illinois (9.4%)
2,000	Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375	01/01/32	1,679,400
525	Chicago Transit Authority, Capital Grant Receipts Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25	06/01/26	541,217
485	DuPage County Community Unit School District 200, Wheaton Warrenville Ser 2003 C (FSA Insd)	5.25	10/01/22	521,938
3,000	Illinois, First Ser 2002 (MBIA Insd)	5.375	07/01/21	3,139,799
2,500	Metropolitan Pier & Explosion Authority, McCormick Place Ser 2002 A (MBIA Insd)	5.25	06/15/42	2,461,125

				8,343,479

	Kansas (0.5%)
410	Wyandotte County, Kansas City, Unified Government Utilities System Ser 2009 A (WI)	5.25	09/01/34	415,428

	Massachusetts (3.2%)
2,750	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA Insd)	5.625	01/01/16	2,782,092

	Michigan (3.6%)
2,000	Detroit, Water Supply Sr Lien Ser 2001 A (FGIC Insd)	5.00	07/01/30	1,712,200
480	Ferris State University of Michigan, Refg Ser 2008 (FSA Insd)	4.50	10/01/24	470,712
560	Wayne State University of Michigan, Refg Ser 2008 (FSA Insd)	5.00	11/15/29	561,680
450	Western Michigan University, Ser 2008 (FSA Insd)	5.00	11/15/23	466,349

				3,210,941

	New Jersey (2.3%)
2,000	New Jersey Turnpike Authority, Ser 2003 A (FGIC Insd)	5.00	01/01/27	1,990,540

	New York (12.3%)
4,000	Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA Insd)	4.50	02/15/47	2,962,720
3,000	New York City Health & Hospitals Corporation, Health 2003 Ser B (AMBAC Insd) (c)	5.25	02/15/21	3,059,460
1,000	New York City Municipal Water Finance Authority, 2005 Ser C (MBIA Insd)	5.00	06/15/27	1,005,910
2,600	New York State Dormitory Authority, Hospital — FHA Insured Mtge 2004 Ser A (FSA Insd)	5.25	08/15/19	2,778,438
1,040	New York State Dormitory Authority, Revenue New York University, Ser 1 (AMBAC Insd)	5.50	07/01/31	1,106,674

				10,913,202

	Ohio (2.9%)
1,275	Cleveland Ohio Public Power System, Ser 2008 B-2 (MBIA Insd) (b)	0.00	11/15/26	479,744
2,000	Toledo, Waterworks Impr & Refg Ser 1999 (FGIC Insd)	4.75	11/15/17	2,069,380

				2,549,124

	Oregon (1.3%)
1,120	Oregon State Department of Administrative Services, Ser 2005 B (COPs) (FGIC Insd)	5.00	11/01/22	1,153,533

	Pennsylvania (2.2%)
1,000	Pennsylvania Turnpike Commission, Ser A 2004 (AMBAC Insd)	5.00	12/01/34	927,500
1,000	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,051,370

				1,978,870

	South Carolina (1.2%)
1,000	South Carolina Public Service Authority, Santee Cooper 2003 Refg Ser A (AMBAC Insd)	5.00	01/01/21	1,036,010

	Texas (8.7%)
665	Dallas Area Rapid Transit, Ser 2001 (AMBAC Insd)	5.00	12/01/26	672,328
310	Friendswood Independent School District, Ser 2008 (PSF Gtd)	5.00	02/15/27	317,927
2,000	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	2,032,120
460	Houston, Community College System, Sr Lien Studend Fee Ser 2008 (FSA Insd)	5.00	04/15/25	469,048
1,400	Houston, Hotel Occupancy, Ser 2001 B (FSA Insd) (b)	0.00	09/01/27	493,458
2,725	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)	0.00	01/01/29	785,972
2,000	San Antonio, Water & Refg Ser 2002 (FSA Insd)	5.00	05/15/28	2,005,260
950	San Antonio, Water & Refg Ser 2002 A (FSA Insd)	5.00	05/15/32	935,788

				7,711,901

	Washington (3.2%)
1,000	Cowlitz County, Public Utility District # 1, Production Ser 2006 (MBIA Insd)	5.00	09/01/31	919,980
2,010	Port of Seattle, Passenger Facility Ser 1998 A (MBIA Insd)	5.00	12/01/23	1,938,444

				2,858,424

	Wisconsin (1.5%)
1,475	Wisconsin Public Power Inc, Power Supply Ser 2005 A (AMBAC Insd)	5.00	07/01/37	1,338,150

	Total Tax-Exempt Municipal Bonds (Cost $91,245,551)			87,438,390

NUMBER OF
SHARES (000)
	Short-Term Investment (d) (3.3%)
	Investment Company
2,906	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio - Institutional Class (Cost $2,906,167)	2,906,167

	Total Investments (Cost $94,151,718)	90,344,557

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note and Dealer Trust Obligations Related to Securities Held (-1.1%)
$(1,000)	Note with interest rate of 0.68% at January 31, 2009 and contractual maturity of collateral 03/01/26 (f) (Cost ($1,000,000))		(1,000,000)

	Total Net Investments (Cost $93,151,718) (g) (h)	101.1	89,344,557
	Liabilities in Excess of Other Assets	(1.1)	(924,452)

	Net Assets Applicable to Common Shareholders	100.0%	$88,420,105

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

PSF	Taxas Permanent School Fund Guarantee Program.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Capital appreciation bond.

(c)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $599,350.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio — Institutional Class.

(e)	Joint exemption in locations shown.

(f)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2009, Fund investments with a value of $2,027,760 are held by the Dealer Trusts and serve as collateral for the $1,000,000 in floating rate note obligations outstanding at that date.

(g)	Securities have been designated as collateral in an amount equal to $38,770,898 in connection with open futures contracts and inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

168	Long	U.S. Treasury Notes 10 Year March 2009	$20,606,250	$(275,948)

41	Long	U.S. Treasury Notes 5 Year March 2009	4,845,047	(22,694)

7	Long	U.S. Treasury Bond 2 Year March 2009	1,523,375	(1,797)

109	Short	U.S. Treasury Notes 20 Year March 2009	(13,810,641)	208,831

190	Short	Swap Futures 10 Year March 2009	(23,711,407)	215,522

		Net Unrealized Appreciation		$123,914

MS Insured Municipal Securities
Notes to the Portfolio of Investments
FAS 157
1/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$90,344,557	$2,906,167	$87,438,390	—
Other Financial Instruments*	123,914	123,914	—	—

Total	$90,468,471	$3,030,081	$87,438,390	—

*	Other financial instruments include futures contracts.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009

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